SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:- SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in New Israeli Shekels. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Share repurchase:

On August 11, 2017, the Company announced an extension to the Company’s share repurchase plan, to continue to repurchase up to $ 250,000 of ordinary shares each quarter, up to an aggregate of $ 1,000,000. Under the share repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded by available working capital.

As of December 31, 2017, the Company repurchased ordinary shares for an aggregate amount of $ 6,806,024. During 2017, 2016 and 2015 the Company repurchased 9,535,992, 12,298,434 and 12,032,899 shares for an aggregate amount of $ 995,322, $ 987,897 and $ 985,735, respectively.

c.	Stock Options, RSU’s and PSU’s:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance RSUs (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four years of employment. Options, RSUs and PSUs that are cancelled or forfeited before expiration become available for future grants. The number of PSUs granted to sales employees is equal to the amount of compensation earned (based on the employee’s level) divided by the fair value of the ordinary share at the grant date. RSUs and PSUs vest over a four year period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s non-employee directors receive an automatic annual option grant. Following the amendments to the Equity Incentive Plans in January 2014, commencing December 31, 2014, on December 31st of each year, the number of Reserved and Authorized Shares (as defined below) under both Equity Incentive Plans together shall be automatically reset on such date to equal 10% of the number of ordinary shares issued and outstanding on such date (provided that the number shall not be less than the number of outstanding awards granted under the Equity Incentive Plans as of such date).

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding options, RSUs, PSUs and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved, authorized and available for issuance under the Equity Incentive Plans on such date.

As of December 31, 2017, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2017
Number in thousands
Stock Options outstanding	13,142
RSU outstanding	893
PSU outstanding	175
Ordinary shares available for issuance under the Equity Incentive Plans	1,693

Total Reserved and Authorized Shares as of December 31, 2017	15,903

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2017
Outstanding at beginning of year	12,578	$66.54	$225,384
Granted	2,465	$109.36
Exercised	(1,901)	$56.87

Outstanding at December 31, 2017	13,142	$75.97	$381,022

Exercisable at December 31, 2017	7,932	$66.45	$299,045

The total intrinsic value of options exercised during the years 2017, 2016 and 2015 was $ 95,707, $ 112,989 and $ 131,603, respectively.

The weighted average fair values at grant date of options granted for the years ended December 31, 2017, 2016 and 2015; with an exercise price equal to the market value at the date of grant were $ 25.00, $ 17.14 and $ 22.39, respectively.

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2017
Number in thousands
Unvested at beginning of year	937
Granted	397
Vested	(340)
Forfeited	(101)

Unvested the end of the year	893

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2017, 2016 and 2015 were $ 103.5, $ 80.73 and $ 83.23, respectively.

The total fair value of shares vested during the years 2017, 2016 and 2015 was $ 35,824, $ 22,772 and $ 22,485, respectively.

A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2017
Number in thousands
Unvested at beginning of year	195
Granted	87
Vested	(59)
Forfeited	(48)

Unvested the end of the year	175

The weighted average fair values at grant date of PSUs granted for the year ended December 31, 2017 and 2016 were $ 104.38 and $ 82.01, respectively.

The total fair value of shares vested during 2017 was $6,241, during 2016 was $ 3,056 and during 2015 was $ 1,523.

As of December 31, 2017, the Company had approximately $ 153,469 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s and PSU’s, expected to be recognized over a weighted average period of 1.84 years.

d.	Employee Stock Purchase Plan (“ESPP”):

In 1996, the Company adopted an ESPP, which was subsequently amended in 2015. According to the amendments, commencing the purchase period that begins February 1, 2017, 500,000 ordinary shares are authorized for issuance under the US ESPP and 1,000,000 ordinary shares are authorized for issuance under the rest of the world (ROW) ESPP. As of December 31, 2017, 519,521 ordinary shares had been issued under the amended ESPP plan.

Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2017, 2016 and 2015, employees purchased 346,241, 311,257 and 277,571 ordinary shares at average prices of $ 73.47, $ 66.08 and $ 60.99 per share, respectively.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2017, 2016 and 2015, the Company recognized $ 6,656, $ 5,432 and $ 4,517, respectively, of compensation expense in connection with the ESPP.

e.	Stock-Based Compensation

Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows (in thousands):

	Year ended December 31,
	2017	2016	2015
Cost of revenues	$2,741	$2,153	$1,585
Research and development	16,233	12,718	11,544
Selling and marketing	18,278	19,168	16,351
General and administrative	50,207	48,693	46,822

	$87,459	$82,732	$76,302